EQUIPMENT, NET	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Notes and other explanatory information [abstract]
EQUIPMENT, NET

NOTE – 8 EQUIPMENT, NET

Equipment consisted of the following:

	As of	As of
	March 31, 2025	September 30, 2025
	HKD	HKD

Office equipment, at cost	$20,000	$20,000
Leasehold improvement, at cost	141,800	141,800
Total	161,800	161,800
Less: accumulated depreciation	(96,809)	(132,258)

Equipment, net	$64,991	$29,542

Depreciation expense for the six months ended September 30, 2024 and 2025 were 35,451 and HKD35,449, respectively.

NOTE – 8 EQUIPMENT, NET

Equipment consisted of the following:

	As of March 31,
	2023	2024	2025
	HKD	HKD	HKD

Office equipment, at cost	$20,000	$20,000	$20,000
Leasehold improvement, at cost	-	141,800	141,800
Total	20,000	161,800	161,800
Less: accumulated depreciation	(20,000)	(25,908)	(96,809)

Equipment, net	$-	$135,892	$64,991

Depreciation expense for the years ended March 31, 2023, 2024 and 2025 were HKD1,000, HKD5,908 and HKD70,901, respectively.